Related Party Transactions (Details) ¥ in Millions			12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Hui Yuan [Member]
Related Party Transactions (Details) [Line Items]
Balance due amount			$ 7,505,290		$ 8,581,743
Amount borrow			$ 400,000
Annual interest rate percent			3.45%
Zhizhen Guorui [Member]
Related Party Transactions (Details) [Line Items]
Amount transaction	$ 14,084,705	¥ 100.0	$ 13,859,350	¥ 98.4
Hui Yuan [Member]
Related Party Transactions (Details) [Line Items]
Annual interest rate			6.80%	6.80%